Assets held for sale and discontinued operations - Summary of discontinued operations in the Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations	£ 65	£ 37	[1],[2]
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	(263)	(631)	[1]
Tax on items that will never be reclassified to profit or loss	64	159	[1]
Total items from continuing operations that will never be reclassified to profit or loss	(201)	(458)	[1]
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	201	450	[1]
Net gains in respect of cost of hedging	40	(64)	[1]
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(16)	(47)	[1]
Tax on items that may be reclassified subsequently to profit or loss	(59)	(86)	[1]
Total items from continuing operations that may be reclassified subsequently to profit or loss	284	2,469	[1]
Other comprehensive income for the period, net of tax	74	1,925	[1]
Total comprehensive income for the period	1,203	3,181	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations	65	37
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	0	(126)
Tax on items that will never be reclassified to profit or loss	0	31
Total items from continuing operations that will never be reclassified to profit or loss	0	(95)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	0	8
Net gains in respect of cost of hedging	0	4
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(12)	0
Tax on items that may be reclassified subsequently to profit or loss	3	(3)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(9)	9
Other comprehensive income for the period, net of tax	(9)	(86)
Total comprehensive income for the period	£ 56	£ (49)

[1]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.
[2]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.